Provisions (Details) - 12 months ended Dec. 31, 2025 € in Thousands, $ in Millions	EUR (€)	USD ($)
Short term provisions
Additions	€ 3,101
Reversals used	(2,029)
Closing balance	1,071
Other provisions [abstract]
Additions	3,101
Reversals used	(2,029)
Other provisions at end of period	€ 1,071
Restructuring provision | $		$ 1.1